2. Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash equivalents	$ 0				$ 0	$ 0
Revenue from retail sale of electricity	3,101,656	2,988,460	2,226,834	2,912,526	11,229,476	7,479,775
Gain (loss) from foreign currency translations					(720,952)	(2,261)
Compensation and benefits allocated					21,722,319	15,965,063
Common Class B [Member]
Compensation and benefits allocated					6,363,520	4,300,561
Property
Equipment and furniture estimated useful life					27.5 years
Equipment, computers, furniture, internally-developed software
Equipment and furniture estimated useful life					3 to 7 years
Leasehold Improvements [Member]
Equipment and furniture estimated useful life					over the shorter of the lease term or estimated usesful life of the asset
Estimated Unbilled Revenue [Member]
Revenue from retail sale of electricity					$ 465,000	$ 0